SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ (757)	$ (401)
Inventory	(884)	(339)
Prepayments and other	(225)	(125)
Accounts payable and other	453	580
Changes in non-cash working capital, net	$ (1,413)	$ (285)